SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2021
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 14. SHORT-TERM BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Bank of Nanjing (1)	¥2,500,000	¥4,000,000	$619,401
Beijing Rural Commercial Bank (2)	6,000,000	10,000,000	1,548,502
Industrial and Commercial Bank of China (3)	1,020,000	—	—
China Construction Bank (4)	—	1,000,000	154,850
Total short-term bank loans	¥9,520,000	¥15,000,000	$2,322,753
(1)	On June 1, 2020, the Company entered into a loan agreement with Bank of Nanjing to borrow ¥2,500,000 ($387,126) as working capital for one year, with maturity date of May 21, 2021. The loan was repaid in full upon maturity.

On June 23, 2020, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥1,500,000 ($232,275) as working capital for one year. The Company made the withdraw in an amount of ¥1,500,000 ($232,275) on July 1, 2020, which will be due on July 1, 2021. The loan was repaid in full upon maturity.

On June 21, 2021, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥2,500,000 ($387,126) as working capital for one year, with maturity date of June 17, 2022.

All these loans bear a fixed interest rate of 4.35% per annum and are guaranteed by one of the founders of the Company.

(2)	On April 23, 2020, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥6,000,000 ($929,101) as working capital for one year. The Company made the withdraw in an amount of ¥6,000,000 ($929,101) on April 30, 2020, which will be due on April 29, 2021. The loan bears a fixed interest rate of 5.655% per annum. The loan was guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately RMB 15.6 million ($2,416,592) as collateral for this loan. The loan was repaid in full upon maturity.

On April 15, 2020, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 10,000,000 ($1,548,502) as working capital for one year. The Company made the first withdraw in an amount of ¥ 5,600,000 ($867,161) on April 23, 2021, which will be due on April 20, 2022. The Company made second withdraw in an amount of ¥ 4,400,000 ($681,341) on May 18, 2021, which will be due on May 11, 2022. The loan bears a fixed interest rate of 4.6% per annum. The loan is guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately RMB 17.6 million ($2,722,267) as collateral for this loan.

(3)	On May 22, 2020, the Company entered into a loan agreement with Industrial and Commercial Bank of China to borrow ¥1,020,000 ($157,947) as working capital for six months, with maturity date of November 18, 2020. The loan bears a fixed interest rate of 4.45% per annum. The loan was repaid in full upon maturity.

On November 19, 2020, the Company entered into another loan agreement with Industrial and Commercial Bank of China to borrow ¥1,020,000 ($157,947) as working capital for six months, with maturity date of May 18, 2021. The loan bears a fixed interest rate of 3.85% per annum. The loan was repaid in full upon maturity.

(4)	On July 10, 2020, the Company entered into a loan agreement with China Construction Bank to borrow ¥1,000,000 ($154,850) as working capital for one year, with maturity date of July 10, 2021. The loan bears a fixed interest rate of 4.0525% per annum. The loan was repaid in full upon maturity.

Interest expense for the short-term bank loans was ¥2,749, ¥203,049 and ¥602,124 ($93,239) for the years ended June 30, 2019, 2020 and 2021, respectively.